Annual Total Returns - Fidelity® SAI Real Estate Index Fund [BarChart] - 07.31 Fidelity SAI Real Estate Index Fund PRO-09 - Fidelity® SAI Real Estate Index Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2016
Fidelity SAI Real Estate Index Fund-Default
Bar Chart Table:
Annual Return 2017	3.73%
Annual Return 2018	(4.18%)
Annual Return 2019	23.06%
Annual Return 2020	(11.10%)